Supplemental information with respect to cash flows	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Supplemental information with respect to cash flows

13.	Supplemental information with respect to cash flows

Year Ended December 31,	2025	2024	2023
Reclassification of additional paid-in capital on exercise of stock options and warrants	$86,869	$366,868	$1,653,289
Ordinary shares issued to retire accounts payable (notes 6(b)(i), 6(b)(iv) and 6(b)(v))	$120,000	$—	$294,000
Options exercised for settlement of debt (note 6(b)(vi))	$—	$—	$75,000
Ordinary shares issued to retire interest payable and promissory notes payable	$—	$—	$24,000